Derivative Instruments - Currency and Interest Rate Swap Contracts under Cash Flow Hedge Accounting (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Nov. 13, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Current derivative financial assets	₩ 119,500		₩ 8,974
SAPEON Inc [Member]
Disclosure of detailed information about hedging instruments [line items]
Long Term Derivative Financial Liability For Price Return Swap	2,689
SK Broadband Co., Ltd. [member]
Disclosure of detailed information about hedging instruments [line items]
Current derivative financial assets	64,926		21,027
SK Broadband Co., Ltd. [Member]
Disclosure of detailed information about hedging instruments [line items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	1,145,870
Percentage of voting equity interests acquired		24.76%
Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Lease contract amount	270,000		₩ 80,000
Floating-to-fixed interest rate swap,Oct. 7,2024 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	200,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	400,000
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	300,000
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	₩ 300,000